Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The timing of any non-routine equity grants to executive officers, including new hires and entry into new employment agreements, may be tied to the event giving rise to the award. As a result, we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of our equity awards, including stock options.
Award Timing Method	We have a policy that annual grants to employees are approved by the Committee in late January or early February of each year, with an effective grant date immediately following the closing of the NYSE on the second trading day after we publicly release financial results for the prior year. This policy provides the necessary certainty and transparency for employees and stockholders while allowing the Committee desired flexibility. The timing of any non-routine equity grants to executive officers, including new hires and entry into new employment agreements, may be tied to the event giving rise to the award. As a result, we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of our equity awards, including stock options.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of our equity awards, including stock options
MNPI Disclosure Timed for Compensation Value	false